Income Taxes - Schedule of Current and Deferred Portions of the Income Tax Expenses (Details) - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Current and Deferred Portions of the Income Tax Expenses [Abstract]
Current taxes	$ 483	$ 11,925
Deferred taxes	(5,721)	(271)	(171)
Income tax (benefit) expense	$ (5,238)	$ 11,654	$ (171)